NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) $ in Thousands, ₪ in Millions		3 Months Ended		9 Months Ended
	Oct. 06, 2026 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 ILS (₪) shares
IfrsStatementLineItems [Line Items]
Revenue	$ 20,000	$ 10,932	$ 1,547	$ 20,153	$ 4,254
Cash		$ 8,400		$ 8,400
Number of shares issued | shares		833,333		833,333		833,333
Cash consideration		$ 6,527		$ 6,527		₪ 20.0
Interest rate		5.25%		5.25%		5.25%
Transaction costs				$ 326
Hedia Acquisition [member]
IfrsStatementLineItems [Line Items]
Cash consideration		$ 7,052		$ 7,052		₪ 21.6
Interest rate		5.25%		5.25%		5.25%
Hedia Acquisition [member] | Bank Hapoalim [member]
IfrsStatementLineItems [Line Items]
Cash consideration		$ 2,481		$ 2,481		₪ 7.6
Hedia Acquisition [member] | Bank Mizrahi [member]
IfrsStatementLineItems [Line Items]
Cash consideration		$ 4,571		$ 4,571		14.0
Line of credit | ₪						₪ 14.0
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership interest in associate				96.58%